Stock Option Plans - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning balance	38,213,427	36,821,969	34,167,354
Options Exercisable, Beginning balance	36,213,427	36,771,969	34,167,354
Options, Canceled	(350,000)
Options, Granted	833,334	2,161,458	6,156,580
Options, Exercised		(770,000)
Options, Forfeited			(3,501,965)
Options Outstanding, Ending balance	38,696,761	38,213,427	36,821,969
Options Exercisable, Ending balance	36,346,761	36,213,427	36,771,969
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.41	$ 0.41	$ 0.47
Weighted Average Exercise Price, Exercisable, Beginning balance	0.41	0.41	0.47
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending balance	0.41	0.41	0.41
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.41	$ 0.41	$ 0.41
Weighted Average Remaining Contractual Terms (Years), Outstanding Beginning	5 years 2 months 23 days	5 years 11 months 8 days	6 years 6 months 25 days
Weighted Average Remaining Contractual Terms (Years), Outstanding Ending	4 years 11 months 23 days	5 years 11 months 8 days	6 years 6 months 25 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	5 years	5 years 2 months 23 days	5 years 11 months 8 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	4 years 8 months 26 days	4 years 11 months 23 days	5 years 11 months 8 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 562,456	$ 301,273	$ 974,066
Aggregate Intrinsic Value, Exercisable Beginning balance	562,456	299,273	974,066
Aggregate Intrinsic Value, Outstanding Ending balance	1,861,636	562,456	301,273
Aggregate Intrinsic Value, Exercisable Ending balance	$ 1,786,636	$ 562,456	$ 299,273